LOANS, FINANCING AND DEBENTURES - Rollforward in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LOANS, FINANCING AND DEBENTURES
Beginning balance	R$ 63,684,326	R$ 35,737,509
Reclassification - accounts payable from lease operations		(18,225)
Fundraising	14,761,796	18,993,837
Premium with repurchase of bonds	391,390
Exchange rate variation, net	13,365,471	1,781,562
Settlement of principal	(19,092,810)	(13,994,708)
Settlement of interest	(3,244,949)	(2,977,957)
Amortization of fundraising costs	87,959	185,807
Other	38,826	(52,845)
Ending balance	72,899,882	63,684,326
Fibria
LOANS, FINANCING AND DEBENTURES
Amounts from the business combination		20,667,096
Settlement of premium with repurchase of bonds	(378,381)
PCH / FACEPA
LOANS, FINANCING AND DEBENTURES
Interest accrued	R$ 3,286,254	R$ 3,362,250